Reporting Entity	6 Months Ended
Jun. 30, 2019
Reporting entity [Abstract]
Reporting entity

1. Reporting entity

Auris Medical Holding Ltd. (the "Company" or "Auris Medical (Bermuda)") is an exempted company incorporated under the laws of Bermuda. The Company began its operations as a corporation organized in accordance with Swiss law and domiciled in Switzerland under the name Auris Medical Holding AG ("Auris Medical (Switzerland)"). Following shareholder approval at an extraordinary general meeting of shareholders held on March 8, 2019 and upon the issuance of a certificate of continuance by the Registrar of Companies in Bermuda on March 18, 2019, the Company discontinued as a Swiss company and, pursuant to Article 163 of the Swiss Federal Act on Private International Law and pursuant to Section 132C of the Companies Act 1981 of Bermuda (the "Companies Act"), continued existence under the Companies Act as a Bermuda company with the name "Auris Medical Holding Ltd." (the "Redomestication"). On March 18, 2019, the common shares of Auris Medical Holding Ltd. began trading on the Nasdaq Capital Market under the trading symbol "EARS". The Company's registered office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. On May 1, 2019, the Company effected a one-for-twenty reverse share split (the "2019 Reverse Share Split") of the Company's issued and outstanding common shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of common shares in this report have been retrospectively adjusted for the the 2019 Reverse Share Split.

On March 13, 2018, Auris NewCo Holding AG ("Auris NewCo") merged (the "Merger") with Auris Medical Holding AG ("Auris OldCo"), a corporation (Aktiengesellschaft) organized in accordance with Swiss law and domiciled in Switzerland. The Merger took place following Auris OldCo shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Auris NewCo changed its name to Auris Medical Holding AG following consummation of the Merger.

Unless indicated or the context otherwise requires, (i) all references in this report to our common shares as of any date prior to March 13, 2018 refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.40 per share (pre-2019 Reverse Share Split)) prior to the 10:1 "reverse share split" effected through the Merger, (ii) all references to the Company's common shares as of, and after, March 13, 2018 and prior to the Redomestication refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.02 per share (pre-2019 Reverse Share Split)) after the 10:1 "reverse share split" effected through the Merger, (iii) all references to the Company's common shares as of, and after, the Redomestication on March 18, 2019 refer to the common shares of Auris Medical (Bermuda) (having a par value of CHF 0.02 per share (pre-2019 Reverse Share Split), and (iv) the Company's common shares after May 1, 2019 the date of the Reverse share split have a nominal value of CHF 0.40.

These condensed consolidated interim financial statements comprise the Company and its subsidiaries (together referred to as the "Group" and individually as "Group entities"). These condensed consolidated interim financial statements also include financial information of Auris Medical Holding AG prior to the Redomestication and of Auris OldCo prior to the Merger as discussed in the basis of preparation. The Company is the ultimate parent of the following Group entities:

•	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000
•	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000
•	Auris Medical Inc., Chicago, United States (100%) with a nominal share capital of USD 15,000
•	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

The Group is primarily involved in the development of novel products that address important unmet medical needs in neurotology and central nervous system disorders. The Group is primarily focusing on the development of intranasal betahistine for the treatment of vertigo (AM-125) and for the prevention of antipsychotic-induced weight gain and somnolence (AM-201). These projects have gone through two Phase 1 trials and moved into proof-of-concept studies in 2019.